Statements of Changes in Shareholders’ Equity (Deficit) - CAD ($)		Share capital and share premium		Shares issuable	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2019		$ 293,000				$ 147,302		$ (306,489)	$ 133,813
Balance (in Shares) at Oct. 31, 2019	[1]	370,000
Issuance of shares for private placement		$ 650,000							650,000
Issuance of shares for private placement (in Shares)	[1]	270,858
Share issuance costs		$ (51,300)							(51,300)
Net loss for the year								(412,909)	(412,909)
Balance at Oct. 31, 2020		$ 891,700				147,302		(719,398)	319,604
Balance (in Shares) at Oct. 31, 2020	[1]	640,858
Issuance of shares for private placement		$ 7,725,000							7,725,000
Issuance of shares for private placement (in Shares)	[1]	610,000
Share issuance costs		$ (711,186)							(711,186)
RSU reserve for vested RSU’s				154,000					154,000
Issuance of warrants for cash					375,000				375,000
Warrants issuance costs					(33,000)				(33,000)
Share-based compensation						692,155			692,155
Net loss for the year								(3,719,745)	(3,719,745)
Balance at Oct. 31, 2021		$ 7,905,514		154,000	342,000	839,457		(4,439,143)	$ 4,801,828
Balance (in Shares) at Oct. 31, 2021		1,250,858	[1]						1,250,858
RSU reserve for vested RSU’s				372,598					$ 372,598
RSU reserve for services				133,734					133,734
Shares issued for services		$ 52,800		12,613					65,413
Shares issued for services (in Shares)	[1]	2,667
Issuance of shares and warrants to Medigus net of issuance costs (Note 8(c))		$ 1,195,586			284,641				1,480,227
Issuance of shares and warrants to Medigus net of issuance costs (Note 8(c)) (in Shares)	[1]	66,245
Share-based compensation						1,076,438			1,076,438
Net loss for the year								(9,410,806)	(9,410,806)
Foreign currency translation gain							(29,004)		(29,004)
Total comprehensive loss for the year							(29,004)	(9,410,806)	(9,439,810)
Balance at Oct. 31, 2022		$ 9,153,900		$ 672,945	$ 626,641	$ 1,915,895	$ (29,004)	$ (13,849,949)	$ (1,509,572)
Balance (in Shares) at Oct. 31, 2022		1,319,770	[1]						1,319,770

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.